Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Noninterest-Bearing Cash	$ 18,732	$ 16,281
EBP, Asset	18,732	16,281
EBP, Liability to Participant	18,732	16,281
EBP, Net Asset Available for Benefit	$ 18,732	$ 16,281